Finance expense (Tables)	12 Months Ended
Mar. 31, 2021
Interest costs [Abstract]
Schedule of finance cost [Table Text Block]
	March 31, 2021	March 31, 2020
Interest on convertible loan	$769,946	$-
Interest on loans payable	207,678	331,036
Interest on lease liabilities	236,600	87,852
Total	$1,214,224	$418,888